OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2016
OTHER FINANCIAL ITEMS, NET [Abstract]
OTHER FINANCIAL ITEMS, NET
OTHER FINANCIAL ITEMS, NET

(in thousands of $)	2016	2015	2014
Financing arrangement fees and other costs	(1,468)	(1,694)	(147)
Interest expense on un-designated interest rate swaps	(10,824)	(14,385)	(12,163)
Mark-to-market adjustment for interest rate swap derivatives	9,893	655	(5,953)
Mark-to-market adjustment for currency swap derivatives	—	16	—
Foreign exchange gain on capital lease obligations and related restricted cash	945	492	677
Foreign exchange loss on operations	(1,291)	(2,235)	(978)
Total	(2,745)	(17,151)	(18,564)